Employee benefits (Details 3) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Changes in net defined benefit liability (asset) [abstract]
Projected benefit obligation at the beginning of the year	₨ 109,826	₨ 91,801	₨ 79,038
Service cost	29,577	19,154	16,215
Interest cost	7,518	6,880	6,178
Remeasurements - Actuarial (gain) / loss	(6,872)	2,250	(1,325)
Benefits paid	(8,362)	(10,259)	(8,305)
Projected benefit obligation at the end of the year	₨ 131,687	₨ 109,826	₨ 91,801